Other current liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Other Current Liabilities
Schedule of other current liabilities
	March 31,
	2020	2021
Advance from customers	774,673	537,002
Statutory liabilities	86,519	106,317
Other liabilities	99,458	100,113
Deferred Consideration	-	38,858
Total	960,650	782,290